FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
Disclosure of exposure to commodity price risk [Table Text Block]

	As at December 31,
	2021	2020
Copper increase/decrease by US$0.10/lb.[1]	1,143	2,588

[1]The analysis is based on the assumption that the year-end copper price increases/decreases US$0.10/lb. with all other variables held constant. At December 31, 2021, 12 million (2020: 20 million) pounds of copper in concentrate were exposed to copper price movements. The closing exchange rate at December 31, 2021 of CAD/USD 1.27 (2020: 1.27) was used in the analysis.

Disclosure of impact on earnings after tax and equity [Table Text Block]
	Years ended December 31,
	2021	2020
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(2,371)	(1,696)
Lease liabilities	(157)	(61)
Lease related obligations	(65)	(83)
Secured equipment loans	(117)	(142)
	(2,710)	(1,982)
Cash flow sensitivity for variable-rate instruments
Cash and equivalents	1,602	617

Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD [Table Text Block]
	Years ended December 31,
	2021	2020
Cash and equivalents	(13,656)	(6,213)
Accounts receivable	(847)	(412)
Accounts payable and accrued liabilities	1,522	563
Senior secured notes	37,992	23,321
Equipment loans	266	414
Lease liabilities	20	40

Disclosure of fair value measurement of assets [Table Text Block]
	Level 1	Level 2	Level 3	Total
December 31, 2021
Financial assets designated as FVPL
Derivative asset copper put and call options	-	3,904	-	3,904
	-	3,904	-	3,904
Financial assets designated as FVOCI
Marketable securities	3,110	-	-	3,110
Investment in private companies	-	-	1,200	1,200
Reclamation deposits	434	-	-	434
	3,544	-	1,200	4,744
December 31, 2020
Financial assets designated as FVPL
Derivative asset copper put options	-	1,514	-	1,514
Derivative asset fuel call options	-	278	-	278
	-	1,792	-	1,792
Financial assets designated as FVOCI
Marketable securities	1,791	-	-	1,791
Investment in private companies	-	-	1,200	1,200
Reclamation deposits	2,825	-	-	2,825
	4,616	-	1,200	5,816

Disclosure of capital management [Table Text Block]
	As at December 31,
	2021	2020
Cash	(236,767)	(85,110)
Current portion of long-term debt	18,305	17,617
Long-term debt	513,444	345,787
Net debt	294,982	278,294
Shareholders' equity	358,518	317,372